Vanguard Ultra-Short-Term Bond Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated May 29, 2019

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of Vanguard Ultra-Short-Term Bond Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Fund Summary section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Fund section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Fund since November 2019. Education: B.A., Goucher College; M.B.A.,

New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1492 112019

Vanguard Short-Term Investment-Grade Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated May 29, 2019

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of Vanguard Short-Term Investment-Grade Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Fund Summary section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Fund section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Fund since November 2019. Education: B.A., Goucher College; M.B.A.,

New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 858 112019

Vanguard Bond Funds

Vanguard Short-Term Investment-Grade Fund, Vanguard

Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term

Investment-Grade Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated May 29, 2019

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of the Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate- Term Investment-Grade Fund and as a co-portfolio manager on Vanguard's portion of the Vanguard Long-Term Investment-Grade Fund. The Funds' investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Fund Summary section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Funds section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Funds since November 2019. Education: B.A., Goucher College; M.B.A., New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 028 112019

Vanguard Fixed Income Securities Funds

Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund

Supplement Dated November 19, 2019, to the Statement of Additional Information Dated May 29, 2019

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund and as a co-portfolio manager on Vanguard's portion of Vanguard Long-Term Investment-Grade Fund. The Funds' investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following is added in the "Other Accounts Managed" sub-section on page B-57:

Arvind Narayanan co-manages a portion of Vanguard Long-Term Investment-Grade Fund; as of January 31, 2019, the Fund held assets of $16.9 billion. As of September 30, 2019, Mr. Narayanan did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

Within the same section, the following is added in the "Ownership of Securities" sub-section on page B-58:

As of September 30, 2019, Mr. Narayanan did not own shares of Vanguard Long-Term Investment-Grade Fund.

In the Investment Advisory and Other Services section, the following is added in the "Other Accounts Managed" sub-section on page B-58:

Arvind Narayanan co-manages Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Investment-Grade Fund, and Vanguard Intermediate-Term Investment-Grade Fund; as of January 31, 2019, the Funds collectively held assets of $93 billion. As of September 30, 2019, Mr. Narayanan did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

Within the same section, the following is added in the "Ownership of Securities" sub-section on page B-59:

As of September 30, 2019, Mr. Narayanan did not own any shares of the Funds he managed.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 028C 112019